Intangible assets, net (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 582,730	$ 462,000
Net of carrying value	1,300,000		$ 1,300,000
Impairment on capitalized development cost	0		1,300,000
Capitalized development cost [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	411,050	$ 394,754
Net of carrying value	$ 2,884,561		$ 3,443,642